INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details) - year	Dec. 31, 2017	Dec. 31, 2016
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	6.80%
Terminal Capitalization Rate	5.80%	5.60%
Investment Horizon (years)	13	12
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.10%	6.20%
Terminal Capitalization Rate	5.50%	5.50%
Investment Horizon (years)	10	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	7.30%
Terminal Capitalization Rate	6.10%	6.10%
Investment Horizon (years)	10	10
Core office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		6.00%
Terminal Capitalization Rate		5.00%
Investment Horizon (years)		12
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.70%	9.30%
Terminal Capitalization Rate	7.60%	7.50%
Investment Horizon (years)	7	10
Opportunistic office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.70%	9.90%
Terminal Capitalization Rate	6.90%	7.60%
Investment Horizon (years)	8	7
Opportunistic retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.00%	10.20%
Terminal Capitalization Rate	8.00%	8.10%
Investment Horizon (years)	10	12
Industrial
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.80%	7.40%
Terminal Capitalization Rate	6.20%	6.60%
Investment Horizon (years)	10	10
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.80%	4.90%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.40%	6.10%
Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%	6.20%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%	5.90%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%	5.40%